UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if amendment [  ]; Amendment Number:   __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Co-President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim         Purchase, NY              April 30, 2013
-----------------------        -------------             ---------------
       [Signature]             [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                  Name

----------------------------------    ------------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending March 31, 2013

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              COL 1                  COL 2      COL 3       COL 4         COL 5               COL 6                   COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                    TITLE OF                VALUE       PRINCIPAL                 SHARED
                                     CLASS      CUSIP      ($000)         AMOUNT       SOLE        OTHER       SOLE         NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent  Technologies, Inc. (A)      COMMON   00846U101       159,433     3,799,643     369,600   3,430,043     369,600    3,430,043
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals (APD)       COMMON   009158106       328,970     3,776,492     668,695   3,107,797     668,695    3,107,797
------------------------------------------------------------------------------------------------------------------------------------
American Independence Corp (AMIC)    COMMON   026760405         1,406       200,639           -     200,639           -      200,639
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc. (BHI)              COMMON   057224107       364,853     7,864,914   1,697,650   6,167,264   1,697,650    6,167,264
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company (BA)                  COMMON   097023105       177,851     2,072,135     198,700   1,873,435     198,700    1,873,435
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (DVN)              COMMON   25179M103       226,743     4,018,843     649,840   3,369,003     649,840    3,369,003
------------------------------------------------------------------------------------------------------------------------------------
EQT Corporation (EQT)                COMMON   26884L109           651         9,615           -       9,615           -        9,615
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)                     COMMON   31428X106       453,366     4,613,474   1,266,121   3,347,353   1,266,121    3,347,353
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc. (HD)                 COMMON   437076102        55,277       792,160           -     792,160           -      792,160
------------------------------------------------------------------------------------------------------------------------------------
Lennox International Inc. (LII)      COMMON   526107107        25,754       405,760           -     405,760           -      405,760
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies, Inc. (LOW)         COMMON   548661107       454,853    11,995,064   2,209,600   9,785,464   2,209,600    9,785,464
------------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries Inc. (MHK)         COMMON   608190104        30,439       269,060       2,600     266,460       2,600      266,460
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc.  (MOLX)                   COMMON   608554101        38,735     1,322,915     259,500   1,063,415     259,500    1,063,415
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc. - CL A  (MOLXA)           COMMON   608554200         2,846       118,000      36,500      81,500      36,500       81,500
------------------------------------------------------------------------------------------------------------------------------------
Pall Corporation (PLL)               COMMON   696429307           342         5,000       5,000           -       5,000            -
------------------------------------------------------------------------------------------------------------------------------------
Perkinelmer, Inc. (PKI)              COMMON   714046109        55,452     1,648,380       7,000   1,641,380       7,000    1,641,380
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)    COMMON   726503105         4,684        83,000       3,000      80,000       3,000       80,000
------------------------------------------------------------------------------------------------------------------------------------
Praxair Inc. (PX)                    COMMON   74005P104        46,265       414,710       2,060     412,650       2,060      412,650
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJI)             COMMON   B06S4F0BE         8,823     1,861,444   1,418,019     443,425   1,418,019      443,425
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines (LUV)             COMMON   844741108       123,940     9,201,160     611,300   8,589,860     611,300    8,589,860
------------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade (AMTD)                 COMMON   87236Y108           344        16,660       5,170      11,490       5,170       11,490
------------------------------------------------------------------------------------------------------------------------------------
TE Connectivity Ltd (TEL)            COMMON   H84989104       191,884     4,577,393     778,220   3,799,173     778,220    3,799,173
------------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)                     COMMON   88579Y101       293,525     2,761,809     348,560   2,413,249     348,560    2,413,249
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)             COMMON   907818108           285         2,000       2,000           -       2,000            -
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service (UPS)          COMMON   911312106       347,050     4,040,159     619,200   3,420,959     619,200    3,420,959
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp (WHR)                 COMMON   963320106       260,930     2,202,496     437,000   1,765,496     437,000    1,765,496
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                                                            3,654,700
